SCHEDULE OF DISAGGREGATION REVENUE (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Revenues	$ 118,048,882	$ 145,236,749	$ 168,156,906
Revenue percentage	100.00%	100.00%	100.00%
UNITED STATES
Revenues	$ 74,134,697.00	$ 93,241,993	$ 109,806,460
Revenue percentage	62.80%	64.20%	65.30%
Europe [Member]
Revenues	$ 18,415,626	$ 21,349,802	$ 23,541,966
Revenue percentage	15.60%	14.70%	14.00%
Non-US [Member]
Revenues	$ 25,498,559	$ 30,644,954	$ 34,808,480
Revenue percentage	21.60%	21.10%	20.70%